                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2008

Check here if Amendment [_]; Amendment Number:
                                               -----

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian         Mount Kisco, NY   02/17/09
------------------------------   ---------------   --------
      [Signature]                 [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ---------------------
28-
   -----------------   ---------------------

[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                       0
Form 13F Information Table Entry Total:                 62
Form 13F Information Table Value Total:   1,162,170,714.62
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

[Repeat as necessary.]

                                    FORM 13F

Page 1 of 2     Name of Reporting Manager:   DSM Capital Partners

                                                                                                                  (SEC USE ONLY)
                                                                                                              ---------------------
ITEM 1:                    ITEM 2:     ITEM 3       ITEM 4:      ITEM 5:            ITEM 6:          ITEM 7:          ITEM 8:
-------                ------------- --------- ---------------- --------- -------------------------- -------- ---------------------
                                                                                                                 Voting Authority
                                                                            Investment Discretion                   (Shares)
                                                                          --------------------------          ---------------------
                                                                                        b)
                                                                                    Shared as
                                                                Shares of            defined    c)   Managers
                         Title of     CUSIP      Fair Market    Principal               in    Shared    see               b)    c)
Name of Issuer             Class      Number        Value         Amount   a) Sole   Inst. V   Other instr. V  a) Sole  Shared None
---------------------- ------------- --------- ---------------- --------- --------- --------- ------ -------- --------- ------ ----
Adobe                  Common Stocks 00724F101    16,162,027.19   759,137   759,137      0       0              716,811    0     0
Allergan               Common Stocks 018490102    42,155,003.08 1,045,511 1,045,511      0       0              989,569    0     0
Amazon.com             Common Stocks 023135106    29,343,338.60   572,218   572,218      0       0              540,520    0     0
ANSYS, Inc.            Common Stocks 03662Q105       447,495.05    16,045    16,045      0       0               16,045    0     0
ARM Holdings           ADRs          042068106       403,518.50   104,810   104,810      0       0              104,810    0     0
Automatic Data
Processing             Common Stocks 053015103    51,493,857.04 1,308,944 1,308,944      0       0            1,233,856    0     0
Beckman Coulter        Common Stocks 075811109       778,177.40    17,710    17,710      0       0               17,710    0     0
C. R. Bard             Common Stocks 067383109    46,466,356.24   551,464   551,464      0       0              521,274    0     0
Caci International     Common Stocks 127190304       731,359.80    16,220    16,220      0       0               16,220    0     0
Celgene                Common Stocks 151020104   112,988,007.92 2,043,922 2,043,922      0       0            1,931,739    0     0
Charles Schwab         Common Stocks 808513105    25,088,515.15 1,551,547 1,551,547      0       0            1,460,995    0     0
Cisco Systems          Common Stocks 17275R102    18,788,912.60 1,152,694 1,152,694      0       0            1,087,032    0     0
Conceptus, Inc.        Common Stocks 206016107     1,061,062.30    69,715    69,715      0       0               69,715    0     0
Covance                Common Stocks 222816100     1,008,977.60    21,920    21,920      0       0               21,920    0     0
Cubist Pharmaceuticals Common Stocks 229678107       917,403.52    37,972    37,972      0       0               37,972    0     0
CVS Caremark Corp.     Common Stocks 126650100    38,327,175.68 1,333,583 1,333,583      0       0            1,258,832    0     0
DaVita Inc.            Common Stocks 23918K108     1,254,121.00    25,300    25,300      0       0               25,300    0     0
Devry                  Common Stocks 251893103       299,106.10     5,210     5,210      0       0                5,210    0     0
Dun & Bradstreet       Common Stocks 26483E100          710,240     9,200     9,200      0       0                9,200    0     0
Expeditors
International          Common Stocks 302130109       287,286.45     8,635     8,635      0       0                8,635    0     0
F5 Networks            Common Stocks 315616102     1,239,240.60    54,210    54,210      0       0               54,210    0     0
Genoptix               Common Stocks 37243V100          883,524    25,925    25,925      0       0               25,925    0     0
Gen-Probe Inc.         Common Stocks 36866T103    40,305,371.24   940,835   940,835      0       0              940,835    0     0
Genzyme                Common Stocks 372917104    91,479,297.34 1,378,323 1,378,323      0       0            1,302,682    0     0
Google                 Common Stocks 38259P508    43,901,039.40   142,698   142,698      0       0              134,976    0     0
Harris Corp.           Common Stocks 413875105     1,385,971.25    36,425    36,425      0       0               36,425    0     0
Henry Schein           Common Stocks 806407102     1,247,276.55    33,995    33,995      0       0               33,995    0     0
Hologic                Common Stocks 436440101    17,822,787.99 1,363,641 1,363,641      0       0            1,291,957    0     0
Icon PLC               Common Stocks 45103T107       667,786.35    33,915    33,915      0       0               33,915    0     0
IDEXX Laboratories     Common Stocks 45168D104       852,931.20    23,640    23,640      0       0               23,640    0     0
Integra Lifesciences   Common Stocks 457985208     1,191,772.85    33,505    33,505      0       0               33,505    0     0
Intuitive Surgical     Common Stocks 46120E602    26,175,560.18   206,123   206,123      0       0              194,882    0     0
Invesco Ltd.           Common Stocks G491BT108    29,384,677.96 2,034,950 2,034,950      0       0            1,928,434    0     0

                                    FORM 13F

Page 2 of 2     Name of Reporting Manager:   DSM Capital Partners

                                                                                                                  (SEC USE ONLY)
                                                                                                              ---------------------
iShares Russell 1000
Growth                 Common Stocks 464287614     8,079,562.20   218,013   218,013      0       0              162,770    0     0
Kendle International   Common Stocks 48880L107     1,146,854.80    44,590    44,590      0       0               44,590    0     0
MasterCard             Common Stocks 57636Q104    21,269,698.68   148,812   148,812      0       0              139,576    0     0
McAfee                 Common Stocks 579064106     1,093,103.40    31,620    31,620      0       0               31,620    0     0
McDonald's Corp        Common Stocks 580135101     3,299,801.40    53,060    53,060      0       0               53,060    0     0
Monsanto               Common Stocks 61166W101    63,039,861.55   896,089   896,089      0       0              845,333    0     0
National Instruments   Common Stocks 636518102       369,175.80    15,155    15,155      0       0               15,155    0     0
Neogen Corp            Common Stocks 640491106       635,491.20    25,440    25,440      0       0               25,440    0     0
Nestle SA              ADRs          641069406       41,597,909 1,048,883 1,048,883      0       0              979,490    0     0
NetApp Inc.            Common Stocks 64110D104       956,316.35    68,455    68,455      0       0               68,455    0     0
Northern Trust         Common Stocks 665859104    24,125,960.00   462,715   462,715      0       0              437,150    0     0
Novo Nordisk A/S       ADRs          670100205    39,016,110.51   759,216   759,216      0       0              714,009    0     0
Nuance Communications  Common Stocks 67020Y100       994,249.20    95,970    95,970      0       0               95,970    0     0
Parexel International  Common Stocks 699462107       753,398.90    77,590    77,590      0       0               77,590    0     0
PepsiCo                Common Stocks 713448108    27,416,273.35   500,571   500,571      0       0              466,355    0     0
Pharmaceutical Product
Development            Common Stocks 717124101    23,182,065.45   799,106   799,106      0       0              755,145    0     0
Procter & Gamble       Common Stocks 742718109          782,023    12,650    12,650      0       0               12,650    0     0
Qualcomm               Common Stocks 747525103    33,288,399.05   929,065   929,065      0       0              877,035    0     0
Research In Motion
Limited                Common Stocks 760975102    18,937,509.30   466,671   466,671      0       0              441,335    0     0
SEI Investments        Common Stocks 784117103    44,557,236.12 2,836,234 2,836,234      0       0            2,688,172    0     0
St. Jude Medical       Common Stocks 790849103       693,313.60    21,035    21,035      0       0               21,035    0     0
State Street           Common Stocks 857477103    29,445,780.70   748,685   748,685      0       0              705,890    0     0
Stryker                Common Stocks 863667101    43,583,212.60 1,090,944 1,090,944      0       0            1,033,308    0     0
UTI Worldwide          Common Stocks G87210103       728,041.80    50,770    50,770      0       0               50,770    0     0
Varian Medical Systems Common Stocks 92220P105    27,515,545.32   785,261   785,261      0       0              742,783    0     0
Visa Inc.              Common Stocks 92826C839    25,140,123.80    71,018    71,018      0       0              453,664    0     0
Wal-Mart Stores        Common Stocks 931142103     2,009,190.40    35,840    35,840      0       0               35,840    0     0
Western Union          Common Stocks 959802109    32,185,671.06 2,244,468 2,244,468      0       0            2,125,359    0     0
Zoll Medical           Common Stocks 989922109     1,079,657.95    57,155    57,155      0       0               57,155    0     0

   COLUMN TOTAL$                               1,162,170,714.62